8. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

Management Fees

SeD Maryland Development LLC is obligated under the terms of a Project Development and Management Agreement with MacKenzie Development Company LLC (MacKenzie) and Cavalier Development Group LLC (Cavalier) (together, the Developers) to provide various services for the development, construction and sale of the Project. The agreement is for an estimated initial term of seventy-eight (78) months based on the completion time for the Project and may be extended if necessary. The developers are entitled to certain fees based on time and performance related milestones. The Company incurred fees of $132,000 and $132,000 for the nine months ended September 30, 2017 and 2016, respectively. These fees were capitalized as part of Real Estate on the consolidated balance sheet.

Leases

The Company leases office space in Texas and Maryland. The leases expire in 2018 and 2020, respectively and have monthly rental payments ranging between $2,050 and $8,205. Rent expense was $85,103 and $64,867 for the nine months ended September 30, 2017 and 2016, respectively. The below table summarizes future payments due under these leases as of September 30, 2017.

For the Years Ended December 31:

2017 (remainder)	$28,964
2018	112,919
2019	94,325
2020	96,924
Total	$333,132

Management Fees

SeD Maryland Development LLC is obligated under the terms of a Project Development and Management Agreement with MacKenzie Development Company LLC (MacKenzie) and Cavalier Development Group LLC (Cavalier) (together, the Developers) to provide various services for the development, construction and sale of the Project. The agreement is for an estimated initial term of seventy-eight (78) months based on the completion time for the Project and may be extended if necessary. The developers are entitled to certain fees based on time and performance related milestones. The Company incurred fees of $186,095 and $210,684 for the years ended December 31, 2016 and 2015, respectively. These fees were capitalized as part of Real Estate on the consolidated balance sheet.

Leases

The Company leases office space in Texas and Maryland. The leases expire in 2018 and 2020, respectively and have monthly rental payments ranging between $2,050 and $8,205. Rent expense was $89,382 and $36,379 for the years ended December 31, 2016 and 2015, respectively. The below table summarizes future payments due under these leases as of December 31, 2016.

For the Years Ended December 31,

2017	$114,067
2018	112,919
2019	94,325
2020	96,924
Total	$418,235